Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entity [Line Items]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap and cross currency interest rate swap agreements as at December 31, 2011, were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
50	3 month LIBOR	4.63%	May 2005 - May 2015
34 (NOK 220 mill)	3 month NIBOR+1.2%	3 month LIBOR+1.3%	Sept 2005 - Sept 2012
300	3 month LIBOR	3.16%	Dec 2008 - Dec 2018
150	3 month LIBOR	3.34%	June 2013 - June 2018
150	3 month LIBOR	3.30%	June 2013 - June 2018
200	3 month LIBOR	2.83%	Jan 2011 - Jan 2018
200	3 month LIBOR	3.27%	Mar 2013 - Mar 2018
350	3 month LIBOR	3.80%	Sep 2011 - Sep 2017
300	3 month LIBOR	3.54%	Sep 2011 - Jun 2017
88	6 month LIBOR	3.83%	Mar 2008 - Sep 2016
350	3 month LIBOR	3.36%	Sep 2011 - Sep 2016
100	3 month LIBOR	2.22%	Jan 2011 - Jan 2016
100	3 month LIBOR	2.24%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
250	3 month LIBOR	2.71%	May 2009 - May 2014
250	3 month LIBOR	2.62%	May 2009 - May 2014
500	3 month LIBOR	2.06%	Mar 2009 - Mar 2014
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
200	3 month LIBOR	2.57%	June 2012 - June 2017
100	3 month LIBOR	2.56%	June 2012 - June 2017
100	3 month LIBOR	2.74%	May 2012 - May 2017
200	3 month LIBOR	2.14%	May 2011 - Jan 2016
200	3 month LIBOR	2.14%	May 2011 - Jan 2016

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2011 and December 31, 2010 are as follows:

	December 31, 2011		December 31, 2010
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	483	483	755	755
Restricted cash	482	482	460	460
Current portion of long-term debt	1,419	1,419	981	981
Long-term portion of floating rate debt	7,711	7,711	6,509	6,509
Long term portion of fixed rate CIRR loans	250	250	305	305
Fixed interest convertible bonds	735	545	1,535	1,287

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	24	4	-	20
TRS equity swap contracts	11	-	11	-
Other derivative instruments – short term receivable	3	1	2	-
Total assets	38	5	13	20
Liabilities:
Interest rate swap contracts – short term payable	372	-	372	-
Currency forward contracts – short term payable	3		3
Other derivative instruments – short term payable	39		39
Total liabilities	414	-	414	-

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions of US dollar)	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	598	554	-	44
Currency forward contracts – short term receivable	3	-	3	-
TRS equity swap contracts	38	-	38	-
Other derivative instruments – short term receivable	7	7	-	-
Total assets	646	561	41	44
Liabilities:
Interest rate swap contracts – short term payables	144	-	144	-
Total liabilities	144	-	144	-

Roll forward of fair value measurements using unobservable inputs (Level 3)
Roll forward of fair value measurements using unobservable inputs (Level 3):

(In US$ millions)
Beginning balance January 1, 2011	44
Realization	(22)
Purchase	13
Changes in fair value of bonds	(15)
Closing balance December 31, 2011	20

Consolidated Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Interest rate swap and cross currency interest rate swap agreements
Two of the Ship Finance subsidiaries consolidated by the Company as VIE's have entered into interest rate swaps in order to mitigate the Company's exposure to variability in cash flows for future interest payments on the loans taken out to finance the acquisition of West Polaris and West Taurus.  These interest rate swaps qualify for hedge accounting and any changes in their fair value are included in "Other comprehensive income/loss". Below is a summary of the notional amounts, fixed interest rates payable and durations of these interest rate swaps.

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
470 (West Polaris )	1 month LIBOR	3.89%	July 2008 - Oct 2012
518 (West Taurus)	1 month LIBOR	2.19%	Dec 2008 - Aug 2013